Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Related Party Transactions

Transaction with related parties - sales to related parties

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period from January 11, 2017 through March 31, 2017	Period from April 1, 2016 through January 10, 2017

JM Ocean Avenue Cameroun SARL	$-	$-	$-	$184,507
JM Ocean Avenue Togo Sarlu	-	-	-	183,397
JM Ocean Avenue Côte d’Ivoire SARLU	-	-	-	157,725
PT. JMOA Indonesia International	-	-	-	402,760
JMOA INC	-	-	-	366,012
JM Ocean Avenue (HK) Ltd.	-	-	-	44,067
JM OCEAN AVENUE S.R.L	-	-	-	217,222
JOYMIND INTERNATIONAL S.A.S	-	-	-	232,113
JM Ocean Avenue Senegal Sarl	-	-	-	77,149
JM OCEAN AVENUE, S.A. DE C.V	-	-	-	172,966
Goodmodel International Korea, Ltd	-	-	-	89,826
JM International (Malaysia) Sdn. Bhd.	-	-	-	141,419
Joymind International S.A.-Ecuador	-	-	-	137,677
Joymind International Inc.	-	-	-	70,941
Joymind International S.A.C	-	-	-	91,863
JM Ocean Avenue Italy Srl	-	-	-	21,210
JM Ocean Avenue (PNG) Ltd	-	-	-	17,670
JM Ocean Avenue Co, Ltd	-	-	-	12,097
JM Ocean Avenue (TW) Ltd	-	-	-	19,504
JM Ocean Avenue (Thailand) Co.,Ltd.	-	-	-	20,504
JM INTERNATIONAL AUST PTY LTD	-	-	-	25,722
JM Ocean Avenue General Trading LLC	-	-	-	8,807
JM Ocean Avenue Uganda Limited	-	-	-	3,326
JM Ocean Avenue (Turkey) Ltd.	-	-	-	3,540
JM Ocean Avenue Myanmar Company Limited	-	-	-	1,649
JM Ocean Avenue Pte. Ltd.	-	-	-	1,460
Joymind International S.A.-Venezuela	-	-	-	1,197
JM Ocean Avenue Company Limited	-	-	-	1,105
JM Ocean Avenue Mongolia Company Limited	-	-	-	671
Othes	-	-	-	68,739
	$-	$-	$-	$2,776,845